Financial Risks - Summary of Length of Time Security and Respective Realized Loss (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of available for sale securities [line items]
Debt securities	€ (378)	€ (171)
Not later than 1 year [member]
Disclosure of available for sale securities [line items]
Debt securities	(145)	(137)
> 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities	€ (233)	€ (35)